Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

17. INTANGIBLE ASSETS

The intangible assets are split between assets with finite and indefinite lives.

The indefinite life intangible assets are summarized below.

	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2022	$606,945	$17,000	$64,392	$688,337
Impact of foreign exchange	2,797	—	4,673	7,470
Cost as at December 31, 2022	609,742	17,000	69,065	695,807
Additions	—	—	16,416	16,416
Impact of foreign exchange	(949)	—	(1,585)	(2,534)
Cost as at December 31, 2023	$608,793	$17,000	$83,896	$709,689
Accumulated impairment as at January 1, 2022	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2022	(1,100)	—	—	(1,100)
Impairment	(65,953)	—	—	(65,953)
Impact of foreign exchange	173	—	—	173
Accumulated impairment as at December 31, 2023	$(66,880)	$—	$—	$(66,880)
Net carrying values
As at December 31, 2022	$608,642	$17,000	$69,065	$694,707
As at December 31, 2023	$541,913	$17,000	$83,896	$642,809

There were no disposals or retirements in the years ended December 31, 2023 and 2022 and no additions for the year ended December 31, 2022.

The finite life intangible assets are summarized below.

	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Software	Other	Total finite life intangible assets
Cost as at January 1, 2022	$223,664	$194,526	$12,618	$16,718	$21,077	$1,193	$59	$469,855
Additions	—	—	—	—	71	—	—	71
Impact of foreign exchange	—	201	—	—	2,720	—	—	2,921
Cost as at December 31, 2022	223,664	194,727	12,618	16,718	23,868	1,193	59	472,847
Additions	—	—	—	—	56	—	—	56
Impact of foreign exchange	—	(68)	—	—	1,575	—	—	1,507
Cost as at December 31, 2023	$223,664	$194,659	$12,618	$16,718	$25,499	$1,193	$59	$474,410
Accumulated amortization and impairment as at January 1, 2022	$(214,571)	$(147,772)	$(8,390)	$(15,100)	$(8,434)	$(119)	$(47)	$(394,433)
Amortization	(4,375)	(6,872)	(844)	(1,079)	(1,568)	(238)	(3)	(14,979)
Impact of foreign exchange	—	(153)	—	—	(1,111)	—	—	(1,264)
Accumulated amortization and impairment as at December 31, 2022	(218,946)	(154,797)	(9,234)	(16,179)	(11,113)	(357)	(50)	(410,676)
Amortization	(2,916)	(6,879)	(845)	(539)	(1,672)	(239)	(3)	(13,093)
Impact of foreign exchange	—	57	—	—	(751)	—	—	(694)
Accumulated amortization and impairment as at December 31, 2023	$(221,862)	$(161,619)	$(10,079)	$(16,718)	$(13,536)	$(596)	$(53)	$(424,463)
Net carrying values
As at December 31, 2022	$4,718	$39,930	$3,384	$539	$12,755	$836	$9	$62,171
As at December 31, 2023	$1,802	$33,040	$2,539	$—	$11,963	$597	$6	$49,947

There were no disposals/retirements in the years ended December 31, 2023 and 2022.

The total combined indefinite and finite life intangible assets are summarized below.

	As at December 31, 2023			As at December 31, 2022
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$709,689	$(66,880)	$642,809	$695,807	$(1,100)	$694,707
Finite life intangibles	474,410	(424,463)	49,947	472,847	(410,676)	62,171
Total intangibles	$1,184,099	$(491,343)	$692,756	$1,168,654	$(411,776)	$756,878

The orbital slots represent a right to operate satellites in a given longitudinal coordinate in space, where geostationary orbit may be achieved. They are limited in availability and represent a scarce resource. Usage of orbital slots is licensed through the International Telecommunications Union. Satellite operators can generally expect, with a relatively high level of certainty, continued occupancy of an assigned orbital slot either during the operational life of an existing orbiting satellite or upon replacement by a new satellite once the operational life of the existing orbiting satellite is over. As a result of the expectancy right to maintain the once awarded orbital slots, an indefinite life is typically associated with orbital slots.

The Company’s trade name has a long and established history, a strong reputation and has been synonymous with quality and growth within the satellite industry. It has been assigned an indefinite life because of expected ongoing future use.

The Company’s intellectual property relates to development of the planned Telesat Lightspeed constellation. It has been assigned an indefinite life because of anticipated ongoing future use.

The following are the remaining useful lives of the intangible assets:

Years
Revenue backlog	1
Customer relationships	3 to 5
Customer contracts	3
Concession rights	1 to 14
Software	2
Patent	2

All of the Company’s intangible assets, excluding the intangible assets held in unrestricted subsidiaries, have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities, Senior Secured Notes and 2026 Senior Secured Notes (Note 24).

Impairment

Finite life intangible assets are assessed for impairment at the Company’s CGU level. With the exception of trade name, which is tested for impairment at the asset level, the indefinite life intangible assets are tested for impairment at the individual CGU level. In the case of orbital slots, the CGU is based on geography. The annual impairment tests for these assets were performed in the fourth quarters of 2023 and 2022 in accordance with the policy described in Note 4.

Subsequent to the annual impairment tests, the Company identified indicators of impairment as of December 31, 2023, requiring additional impairment tests of the geographical CGUs. This resulted in an impairment of $64.0 million recorded against the North American CGU and $15.8 million relating to the international CGU. The full amount of the impairment for the North American CGU was recorded against intangible assets. For the international CGU, the impairment was split between $2.0 million being recorded against intangible assets and $13.8 million being recorded against satellites, property and other equipment (Note 16). The impairment resulted from changes to the underlying assumptions associated with the related business plan, particularly related to the revenue forecasts as a result of intensifying competition.

Apart from the orbital slots, there were no other impairments recognized in the year ended December 31, 2023 tied to intangible assets. There was no impairment recognized for the year ended December 31, 2022.

Orbital slots

The orbital slots were valued using an income approach.

The income approach is most sensitive to the following assumptions:

•        Movements in the underlying business plan;

•        Discount rate; and

•        Growth rate assumptions.

Movements in the underlying business plan

The business plans reflect the most up-to-date assumptions concerning the markets and development and trends in the business. For the provision of satellite capacity, the business plan will take into account the following factors:

•        The expected developments in sale of satellite capacity;

•        Any changes in the expected capital expenditure cycle; and

•        Any changes in satellite procurement, launch or cost assumptions.

Discount rates

Discount rates reflect management’s estimates of the specific risks. Management uses a weighted average cost of capital as a discount rate. The discount rates used was 9.0% and 9.5% in 2023 (9.0% in 2022).

Growth rate assumptions

Growth rate assumptions used to extrapolate the cash flows beyond the business planning period are based on commercial experience and the expectations for the development of the markets which they serve.

Trade name

Relief from royalty method was used to calculate the fair value of the Telesat trade name. The relief from royalty analysis requires determining a hypothetical royalty rate and subsequent application of the rate to projected revenue.

The relief from royalties method is most sensitive to the following assumptions:

•        Movements in the underlying business plan;

•        Royalty rate;

•        Discount rate; and

•        Growth rate assumptions.

Movements in the underlying business plan

The business plans reflect the most up-to-date assumptions concerning the markets and development and trends in the business. For the provision of satellite capacity, the business plan will take into account the expected developments in sale of satellite capacity.

Royalty rate

The determination of the hypothetical royalty rate used in the relief from royalty approach will consider comparable license agreements and other qualitative factors. The royalty rate used for 2023 and 2022 was 0.25% of revenue.

Discount rates

Discount rates reflect management’s estimates of the specific risks. Management uses a weighted average cost of capital as a discount rate. The discount rates used was the following:

	2023	2022
GEO royalties	9.5%	9.0%
LEO royalties	Midpoint between 15% and 20%	Midpoint between 15% and 20%

Growth rate assumptions

Growth rate assumptions used to extrapolate the cash flows beyond the business planning period are based on commercial experience and the expectations for the development of the markets which they serve. The long-term growth rate was the following:

	2023	2022
GEO	—%	—%
LEO	2.0%	2.0%

Some of the more sensitive assumptions used in the quantitative analysis, including the forecasted cash flows and the discount rate, could have yielded different estimates of the recoverable amount. Actual operating results and the related cash flows of the Company could differ from the estimated operating results and related cash flows used in the impairment analysis, and had different estimates been used, it could have resulted in a different fair value.